Transactions Not Involving Cash - Summary of Non-cash Activities, Which Are Not Included in Statements of Cash Flow (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Transactions not involving cash
Share issuance costs - unpaid		R$ 674
Tax benefit from tax deductible goodwill (Note 19d)	R$ (46,314)	R$ 46,314
Investing - accounts payable to selling shareholders			R$ 58,003
Investing - derivative financial instruments (Note 2.2)	14,597
Business combinations - derivative financial instruments (Note 2.2)	38,924
Lease adoption (Note 2.5)	1,251
Forward contract - Nave (Note 4)	29,728
Retained payments from business combination (Note 4)	874,440
Acquisition from business combination (Note 4)	R$ 39,419